Employee and key management information - Summary of average number of employees (Details) - employee	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Disclosure of geographical areas [line items]
Average number of employees	29,538	29,632	30,542
USA
Disclosure of geographical areas [line items]
Average number of employees	27,032	27,085	27,489
Canada and Central Europe
Disclosure of geographical areas [line items]
Average number of employees	2,443	2,473	2,974
Central and other
Disclosure of geographical areas [line items]
Average number of employees	63	74	79